COMMITMENTS AND CONTINGENCIES - Future commitments (Details) $ in Thousands	Nov. 30, 2021 CAD ($)
COMMITMENTS AND CONTINGENCIES
Future commitments	$ 8,386
2022
COMMITMENTS AND CONTINGENCIES
Future commitments	3,876
2023
COMMITMENTS AND CONTINGENCIES
Future commitments	1,804
2024
COMMITMENTS AND CONTINGENCIES
Future commitments	1,804
2025
COMMITMENTS AND CONTINGENCIES
Future commitments	$ 902